EQUITY	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

NOTE 8 – EQUITY

The Company is authorized to issue 100,000,000 shares of common stock without par value. As of June 30, 2023 and December 31, 2022, it had 45,000,000 shares outstanding, respectively.

On July 13, 2022, the Company’s CEO, Mr. Heng Fei Yang, surrendered 60,000,000, no par value, ordinary shares back to the Company. He is currently the beneficial owner of 40,000,000 ordinary shares of the Company.

On August 22, 2022, the Company issued 5 million ordinary shares to 66 individuals for RMB 3,400,700 or approximately $500,000. The relevant subscription receivable was collected in May and June 2022.